CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Notes payable - related party, debt discount		$ 0	$ 161
Stockholders' equity:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	72,125,328	71,061,328	15,808,445
Common stock, shares outstanding	72,125,328	71,061,328	15,808,445